Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Furniture, fixtures and gym equipment	$ 1,591,642	$ 1,323,998	$ 781,786
Leasehold improvements	601,625	563,204	244,770
Total	2,337,370	2,031,305	1,107,143
Less: Accumulated depreciation and amortization	(1,008,323)	(674,941)	(199,621)
Property, Plant and Equipment, Net	1,329,047	1,356,364	907,522
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (in years)		3 years
Estimated Useful Life	From 36 to 60 months
Leasehold Improvements [Member]
Estimated Useful Life	From 42 to 66 months	From 42 to 64 months
Vehicles [Member]
Property, Plant and Equipment, Other, Gross	100,584	100,584	37,068
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Displays [Member]
Property, Plant and Equipment, Other, Gross	32,057	32,057	32,057
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Website [Member]
Property, Plant and Equipment, Other, Gross	$ 11,462	$ 11,462	$ 11,462
Property, Plant and Equipment, Useful Life (in years)	3 years	3 years